Other Non-current Assets (Movement in Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about other non-current assets [line items]
Opening net book amount	¥ 787,807
Closing net book amount	835,400	¥ 787,807
Intangible assets [member]
Disclosure of information about other non-current assets [line items]
Opening net book amount	11,844	14,769
Additions	0	0
Charge for the year	(2,924)	(2,925)
Closing net book amount	8,920	11,844
Long-term prepaid expense [member]
Disclosure of information about other non-current assets [line items]
Opening net book amount	775,963	410,190
Additions	268,474	657,465
Charge for the year	(267,957)	(291,692)
Closing net book amount	776,480	775,963
Total [member]
Disclosure of information about other non-current assets [line items]
Opening net book amount	787,807	424,959
Additions	318,474	657,465
Charge for the year	(270,881)	(294,617)
Closing net book amount	835,400	¥ 787,807
Investment Deposits [Member]
Disclosure of information about other non-current assets [line items]
Additions	50,000
Closing net book amount	¥ 50,000